Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, plant and equipment

12.Property, plant and equipment

						Impairment	Transfer from	Effects of	Balance at
	Balance at				Assets held	expenses/	investment	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for sale	(reversals)	property	exchange rates	2023
Network infrastructure (All operational)	188,873,033	5,407,763	(2,745,510)	7,440,574	(14,934,868)	-	-	(2,210,749)	181,830,243
Land and buildings	10,002,000	1,505,727	(22,560)	52,430	(99,423)	-	141,411	(113,337)	11,466,248
Equipment, fixtures and fittings	11,305,347	1,173,745	(178,394)	322,061	(172,585)	-	-	(480,268)	11,969,906
Motor vehicles	173,393	30,696	(8,342)	204	(2,474)	-	-	(5,021)	188,456
Leasehold improvements	3,741,428	70,672	(546)	(3)	(25,188)	-	-	(2,133)	3,784,230
Electricity production power plant	339,138	-	-	-	-	-	-	-	339,138
Construction in progress	3,820,328	7,215,635	(92,076)	(8,338,415)	(366,813)	874	-	198,860	2,438,393
Total	218,254,667	15,404,238	(3,047,428)	(523,149)	(15,601,351)	874	141,411	(2,612,648)	212,016,614

Accumulated depreciation
Network infrastructure (All operational)	130,110,166	9,081,063	(2,719,073)	-	(9,582,040)	(23,686)	-	(87,384)	126,779,046
Land and buildings	1,981,910	678,931	(8,244)	-	(70,158)	(219)	113,520	163,255	2,858,995
Equipment, fixtures and fittings	11,097,747	2,117,619	(127,038)	-	(126,994)	(14)	-	(825,232)	12,136,088
Motor vehicles	161,429	31,412	(7,915)	-	(2,057)	-	-	(4,811)	178,058
Leasehold improvements	3,384,838	36,514	-	-	(22,211)	-	-	(1,471)	3,397,670
Electricity production power plant	24,181	17,093	-	-	-	-	-	(24,763)	16,511
Total	146,760,271	11,962,632	(2,862,270)	-	(9,803,460)	(23,919)	113,520	(780,406)	145,366,368

Net book value	71,494,396	3,441,606	(185,158)	(523,149)	(5,797,891)	24,793	27,891	(1,832,242)	66,650,246

Depreciation expenses for the years ended 31 December 2023 and 2022 amounting to TL 11,937,839 and TL 15,305,789 respectively include impairment losses and are recognized in cost of revenue. Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments. Gain from impairment losses reversal on property, plant and equipment for the year ended 31 December 2023 is TL 24,793 and is recognized under depreciation expenses (31 December 2022 impairment loss: TL 305,900)

12. Property, plant and equipment (continued)

					Impairment	Transfer to	Effects of	Balance at
	Balance at				expenses/	investment	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	(reversals)	property	exchange rates	2022
Network infrastructure (All operational)	188,204,239	6,055,634	(3,210,322)	7,011,308	-	-	(9,187,826)	188,873,033
Land and buildings	10,729,703	554,894	(3,045)	3,490	-	(849,429)	(433,613)	10,002,000
Equipment, fixtures and fittings	10,962,783	1,178,734	(510,040)	115,030	-	-	(441,160)	11,305,347
Motor vehicles	182,643	-	(2,150)	938	-	-	(8,038)	173,393
Leasehold improvements	3,749,640	48,300	(37,712)	1,064	-	-	(19,864)	3,741,428
Electricity production power plant (Note 3)	342,283	-	-	-	-	-	(3,145)	339,138
Construction in progress	3,421,878	7,775,969	(60,327)	(7,131,830)	11,621	-	(196,983)	3,820,328
Total	217,593,169	15,613,531	(3,823,596)	-	11,621	(849,429)	(10,290,629)	218,254,667

Accumulated depreciation
Network infrastructure (All operational)	124,789,832	12,829,570	(2,317,913)	-	303,986	-	(5,495,309)	130,110,166
Land and buildings	2,543,152	381,603	-	-	348	(731,185)	(212,008)	1,981,910
Equipment, fixtures and fittings	10,429,522	1,729,653	(372,532)	-	13,146	-	(702,042)	11,097,747
Motor vehicles	159,896	11,534	(2,154)	-	-	-	(7,847)	161,429
Leasehold improvements	3,405,584	30,302	(36,420)	-	41	-	(14,669)	3,384,838
Electricity production power plant (Note 3)	6,394	17,227	-	-	-	-	560	24,181
Total	141,334,380	14,999,889	(2,729,019)	-	317,521	(731,185)	(6,431,315)	146,760,271

Net book value	76,258,789	613,642	(1,094,577)	-	(305,900)	(118,244)	(3,859,314)	71,494,396